UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    09/30/12

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
11/14/2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             54
Form 13F Information Table Value Total (x$1000):               $64,468


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 09/30/2012


                        TITLE               VALUE    SHARES/    SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        OF CLASS  CUSIP     (X$1000)   PRN AMT    PRN   CALL   DSCRETN  MANAGERS    SOLE    SHARED   NONE
-------------------  ---------- ------    ---------  --------   ---   ----   -------  --------  --------  ------   ----

accuray inc		COM	004397105      287	40570	SH		Sole		  40570
aegean marine
  petroleum netwrk	COM	Y0017S102      470	77480	SH		Sole		  77480
ag mtg invt tr inc	COM	001228105     1542	63900	SH		Sole		  63900
agic convertible
  & inc fd		COM	001190107     1322     140049	SH		Sole		 140049
agic convertible
  & inc fd2		COM	001191105     1270     146608	SH		Sole		 146608
agnico-eagle mines ltd	COM	008474108     1226	23641	SH		Sole		  23641
american cap
  mtg invt corp		COM	02504A104     4778     190142	SH		Sole		 190142
american railcar
  inds inc		COM	02916P103      643	22700	SH		Sole		  22700
apollo residential
  mtg inc		COM	03763V102     2094	94987	SH		Sole		  94987
armour residential
  reit inc		COM	042315101     5691     742957	SH		Sole		 742957
barrett business
  services inc		COM	068463108      448	16542	SH		Sole		  16542
barrick gold corp	COM	067901108     1661	39764	SH		Sole		  39764
bottomline tech del inc	COM	101388106      447	18090	SH		Sole		  18090
builders
  firstsource inc	COM	12008R107      973     187520	SH		Sole		 187520
capstead mtg corp	COM	14067E506     1833     135870	SH		Sole		 135870
cirrus logic inc	COM	172755100     1590	41418	SH		Sole		  41418
cryoport inc		COM	229050208	 2	10000	SH		Sole		  10000
cryoport inc
  warrants 2/14/16 	COM	229050117	 0    1642857	SH		Sole		1642857
cynosure inc cl a	COM	232577205     1513	57400	SH		Sole		  57400
cypress sharpridge
  invts inc		COM	12673A108     1653     117300	SH		Sole		 117300
exco resources inc	COM	269279402      597	74550	SH		Sole		  74550
first american
  financial corp	COM	31847r102     1232	56860	SH		Sole		  56860
goldcorp inc		COM	380956409     1100	23997	SH		Sole		  23997
hercules offshore inc	COM	427093109     1849     379290	SH		Sole		 379290
hutchinson tech		COM	448407106      807     461268	SH		Sole		 461268
infinera corporation	COM	45667G103     1022     186470	SH		Sole		 186470
integrated silicon
  solution		COM	45812P107      386	41673	SH		Sole		  41673
invesco mortgage
  capital inc		COM	46131B100     3019     149979	SH		Sole		 149979
kinross gold corp	COM	496902404     1125     110200	SH		Sole		 110200
kulicke &
  soffa industries	COM	501242101      541	52040	SH		Sole		  52040
magnachip
  semiconductor corp a	COM	55933J203      809	68570	SH		Sole		  68570
marinemax inc		COM	567908108     1276     153980	SH		Sole		 153980
mattersight corp	COM	577097108     1291     218127	SH		Sole		 218127
mfa financial inc	COM	55272X102      878     103300	SH		Sole		 103300
micron technology inc	COM	595112103     1027     171760	SH		Sole		 171760
multimedia games
  holding co		COM	625453105     1444	91770	SH		Sole		  91770
newmont mining corp	COM	651639106     1044	18643	SH		Sole		  18643
procera networks inc	COM	74269U203      912	38805	SH		Sole		  38805
quanta services inc	COM	74762E102      774	31340	SH		Sole		  31340
republic awys hldgs inc	COM	760276105      683     147440	SH		Sole		 147440
saia inc		COM	78709Y105      263	13080	SH		Sole		  13080
silicon image inc	COM	82705T102      114	24860	SH		Sole		  24860
silicon motion
  technol-adr		COM	82706C108     1026	69420	SH		Sole		  69420
skywest inc		COM	830879102      602	58302	SH		Sole		  58302
stamps.com inc		COM	852857200      231	 9971	SH		Sole		   9971
stewart information
  svcs corp		COM	860372101     1527	75800	SH		Sole		  75800
support.com inc		COM	86858W101     2956     698832	SH		Sole		 698832
treasur island
  rty tr unit		COM	894626209      574     526374	SH		Sole		 526374
trinity inds inc	COM	896522109      482	16070	SH		Sole		  16070
triumph group inc new	COM	896818101      496	 7930	SH		Sole		   7930
ultratech inc		COM	904034105      983	31311	SH		Sole		  31311
usana health
  sciences inc		COM	90328M107      514	11060	SH		Sole		  11060
wabash natl corp	COM	929566107     1222     171450	SH		Sole		 171450
wmc resources
  ltd-spon adr		COM	95790D105     2220     100000	SH		Sole		 100000

REPORT SUMMARY 		54  DATA RECORDS     64468		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
